Stock-Based Compensation - Summary of Nonvested Restricted Stock Unit Activity and Related Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Nonvested Shares
Beginning Balance | shares	6.5
Granted | shares	2.4
Forfeited | shares	(0.7)
Vested | shares	(2.5)
Ending balance | shares	5.7
Weighted-Average Fair Value
Beginning Balance | $ / shares	$ 11.92	[1]
Granted | $ / shares	13.76	[1]
Forfeited | $ / shares	12.72	[1]
Vested | $ / shares	13.18	[1]
Ending Balance | $ / shares	$ 12.06	[1]

[1]	Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price.